UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2011

Date of reporting period:  May 31, 2010

Item 1. Schedule of Investments.

Bright Rock Mid Cap Growth Fund
Schedule of Investments
May 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.75%
Amusement, Gambling, and Recreation Industries - 1.82%
Bally Technologies, Inc. (a)	8,630	$366,775
Apparel Manufacturing - 1.91%
Guess?, Inc.	10,115	384,269
Broadcasting (except Internet) - 1.80%
Discovery Communications, Inc. (a)	9,655	363,607
Chemical Manufacturing - 9.11%
Gen-Probe, Inc. (a)	7,095	311,896
Myriad Genetics, Inc. (a)	16,290	297,292
NBTY, Inc. (a)	9,840	336,922
Onyx Pharmaceuticals, Inc. (a)	10,155	224,755
Shire PLC - ADR	5,475	333,505
United Therapeutics Corp. (a)	6,595	331,231
		1,835,601
Clothing and Clothing Accessories Stores - 1.59%
Urban Outfitters, Inc. (a)	8,825	320,347
Computer and Electronic Product Manufacturing - 17.28%
Altera Corp.	16,245	382,895
Cree, Inc. (a)	5,470	363,044
Dolby Laboratories, Inc. (a)	5,475	361,405
Inverness Medical Innovations, Inc. (a)	8,920	310,505
Marvell Technology Group Ltd. (a)	19,280	365,934
Netlogic Microsystems, Inc. (a)	13,215	368,495
NVIDIA Corp. (a)	25,370	319,362
ResMed, Inc. (a)	5,375	340,207
Thoratec Corp. (a)	8,625	369,709
Veeco Instruments, Inc. (a)	7,825	298,680
		3,480,236
Construction of Buildings - 1.73%
NVR, Inc. (a)	510	349,493
Credit Intermediation and Related Activities - 2.90%
Cullen Frost Bankers, Inc.	4,970	272,754
FirstMerit Corp.	16,730	311,847
		584,601
Data Processing, Hosting and Related Services - 1.41%
Juniper Networks, Inc. (a)	10,655	283,636
Educational Services - 1.74%
DeVry, Inc.	6,095	350,402
Electronics and Appliance Stores - 1.78%
GameStop Corp. (a)	15,730	358,487
Food Manufacturing - 1.91%
Green Mountain Coffee Roasters, Inc. (a)	16,240	384,076
Machinery Manufacturing - 4.54%
Bucyrus International, Inc.	6,085	325,913
National Oilwell Varco, Inc.	7,500	254,250
Novellus Systems, Inc. (a)	13,210	334,452
		914,615
Merchant Wholesalers, Durable Goods - 1.21%
LKQ Corp. (a)	13,190	242,960
Mining (except Oil and Gas) - 1.52%
Cliffs Natural Resources Inc.	5,475	305,833
Miscellaneous Manufacturing - 1.84%
NuVasive, Inc. (a)	9,640	369,823
Motor Vehicle and Parts Dealers - 3.46%
AutoNation, Inc. (a)	18,270	365,948
CarMax, Inc. (a)	15,230	330,948
		696,896
Oil and Gas Extraction - 5.63%
InterOil Corp. (a)	7,720	380,441
Newfield Exploration Co. (a)	5,580	276,250
Quicksilver Resources, Inc. (a)	19,270	211,537
Range Resources Corp.	6,085	266,021
		1,134,249
Primary Metal Manufacturing - 4.70%
Allegheny Technologies, Inc.	5,985	327,260
Precision Castparts Corp.	2,845	324,255
Steel Dynamics, Inc.	21,280	295,168
		946,683
Professional, Scientific, and Technical Services - 12.14%
Alexion Pharmaceuticals, Inc. (a)	7,905	395,487
Alliance Data Systems Corp. (a)	5,085	359,306
Allscript-Misys Healtcare Solutions, Inc. (a)	19,245	361,999
priceline.com, Inc. (a)	1,420	262,711
Ritchie Bros Auctioneers, Inc.	15,225	306,386
Salesforce.com, Inc. (a)	4,470	379,573
VistaPrint NV (a)	8,125	379,356
		2,444,818
Publishing Industries (except Internet) - 5.43%
Concur Technologies, Inc. (a)	8,120	343,476
GSI Commerce, Inc. (a)	13,710	386,074
Rovi Corp. (a)	9,825	364,634
		1,094,184
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 5.40%
Eaton Vance Corp.	8,010	239,419
IntercontinentalExchange, Inc. (a)	2,845	330,390
Lazard Ltd.	9,835	310,196
Raymond James Financial, Inc.	7,610	208,834
		1,088,839
Support Activities for Transportation - 1.76%
CH Robinson Worldwide, Inc.	6,095	354,180
Transportation Equipment Manufacturing - 3.54%
BorgWarner, Inc. (a)	10,040	374,090
Gentex Corp.	17,260	339,677
		713,767
Truck Transportation - 1.60%
JB Hunt Transport Services, Inc.	9,340	322,510
TOTAL COMMON STOCKS (Cost $20,057,913)		$19,690,887
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 1.43%
Money Market Funds - 1.43%
Fidelity Institutional Money Market Portfolio (b)	$287,872	$287,872
TOTAL SHORT TERM INVESTMENTS (Cost $287,872)		$287,872
Total Investments (Cost $20,345,785) - 99.18%		$19,978,759
Other Assets in Excess of Liabilities - 0.82%		165,671
TOTAL NET ASSETS - 100.00%		$20,144,430

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Variable Rate

	The cost basis of investments for federal income tax purposes at May 31, 2010
	was as follows*:

	Cost of investments	$20,345,785
	Gross unrealized appreciation	2,507
	Gross unrealized depreciation	(369,533)
	Net unrealized depreciation	$(367,026)

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	Tax adjustments will be made as part of the Fund's first annual report, which will be dated February
	28, 2011.

Summary of Fair Value Exposure at May 31, 2010

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2010, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Total Equity	$19,690,887	$—	$—	$19,690,887

Short-Term Investments	287,872	—	—	287,872

Total Investments in Securities	$19,978,759	$—	$—	$19,978,759

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2010.

Bright Rock Quality Large Cap Fund
Schedule of Investments
May 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.97%
Beverage and Tobacco Product Manufacturing - 2.70%
PepsiCo, Inc.	18,200	$1,144,598
Chemical Manufacturing - 16.52%
Abbott Laboratories	33,600	1,598,016
Allergan, Inc.	15,600	938,964
Ecolab, Inc.	18,700	883,201
Monsanto Co.	20,200	1,027,574
Praxair, Inc.	13,400	1,039,840
Procter & Gamble Co.	25,700	1,570,013
		7,057,608
Computer and Electronic Product Manufacturing - 9.73%
Cisco Systems, Inc. (a)	30,400	704,064
EMC Corp. (a)	42,800	796,936
Hewlett-Packard Co.	24,300	1,118,043
Intel Corp.	71,900	1,540,098
		4,159,141
Construction of Buildings - 1.97%
Toll Brothers, Inc. (a)	40,000	842,800
Credit Intermediation and Related Activities - 2.41%
Wells Fargo & Co.	35,900	1,029,971
Food Services and Drinking Places - 4.53%
McDonald's Corp.	17,000	1,136,790
Starbucks Corp.	30,900	800,001
		1,936,791
General Merchandise Stores - 5.39%
Target Corp.	26,000	1,417,780
Wal-Mart Stores, Inc.	17,500	884,800
		2,302,580
Health and Personal Care Stores - 1.48%
CVS Caremark Corp.	18,300	633,729
Insurance Carriers and Related Activities - 5.21%
Aflac, Inc.	29,500	1,306,850
Chubb Corp.	18,300	919,392
		2,226,242
Machinery Manufacturing - 6.63%
General Electric Co.	119,300	1,950,555
National Oilwell Varco, Inc.	23,200	884,616
		2,835,171
Miscellaneous Manufacturing - 3.93%
Becton Dickinson & Co.	8,800	627,440
Medtronic, Inc.	26,800	1,050,024
		1,677,464
Oil and Gas Extraction - 4.20%
Apache Corp.	10,600	949,124
Questar Corp.	18,800	843,368
		1,792,492
Paper Manufacturing - 2.98%
Greif, Inc.	23,200	1,271,360
Petroleum and Coal Products Manufacturing - 5.40%
Chevron Corp.	25,600	1,891,072
Exxon Mobil Corp.	6,900	417,174
		2,308,246
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.00%
T. Price Rowe Group, Inc.	17,300	856,696
Telecommunications - 9.80%
American Tower Corp. (a)	11,300	457,989
AT&T, Inc.	61,800	1,501,740
CenturyLink, Inc.	25,700	882,281
Time Warner Cable, Inc.	24,600	1,346,358
		4,188,368
Transportation Equipment Manufacturing - 5.19%
Lockheed Martin Corp.	13,600	1,086,912
United Technologies Corp.	16,800	1,131,984
		2,218,896
Utilities - 7.90%
Aqua America, Inc.	48,600	848,070
Exelon Corp.	10,900	420,740
Southern Co.	38,500	1,258,950
Wisconsin Energy Corp.	17,300	847,700
		3,375,460
TOTAL COMMON STOCKS (Cost $42,233,703)		$41,857,613
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 13.69%
Money Market Funds - 13.69%
Fidelity Institutional Money Market Portfolio (b)	$5,849,451	$5,849,451
TOTAL SHORT TERM INVESTMENTS (Cost $5,849,451)		$5,849,451
Total Investments (Cost $48,083,154) - 111.66%		$47,707,064
Other Assets in Excess of Liabilities - (11.66)%		(4,983,289)
TOTAL NET ASSETS - 100.00%		$42,723,775

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Variable Rate

	The cost basis of investments for federal income tax purposes at May 31, 2010
	was as follows*:

	Cost of investments	$48,083,154
	Gross unrealized appreciation	28,492
	Gross unrealized depreciation	(404,582)
	Net unrealized depreciation	$(376,090)

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	Tax adjustments will be made as part of the Fund's first annual report, which will be dated February
	28, 2011.

Summary of Fair Value Exposure at May 31, 2010

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2010, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total

Total Equity	41,857,613	—	—	41,857,613

Short-Term Investments	5,849,451	—	—	5,849,451

Total Investments in Securities	$47,707,064	$—	$—	$47,707,064

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2010.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By           /s/ Joseph Neuberger
Joseph Neuberger, President

Date        July  22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Joseph Neuberger
Joseph Neuberger, President

Date        July  22, 2010

By           /s/ John Buckel
John Buckel, Treasurer

Date        July  22, 2010